SUPPLEMENT DATED JANUARY 30, 2009

TO PROSPECTUS DATED MAY 1, 1998
FOR LIBERTY ADVISOR

ISSUED BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
VARIABLE ACCOUNT J

This supplement contains information regarding a change to an investment option that is available under your Contract.

The name of the following investment option has changed to:

Old Name	New Name

Alger American Growth Portfolio	Alger American LargeCap Growth Portfolio

Please retain this supplement with your prospectus for future reference.

Liberty Advisor (Alger Growth) 1/09